NET FINANCE COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Interest expense	$ 65,210	$ 60,663
Interest on lease liabilities	5,473	4,016
Interest income	(1,979)	(1,961)
Finance costs	$ 68,704	$ 62,718